Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.93%
Aerospace & Defense–1.65%
Lockheed Martin Corp.	8,315	$3,212,001
Raytheon Technologies Corp.	95,892	7,849,719
		11,061,720
Agricultural & Farm Machinery–1.45%
Deere & Co.(b)	29,079	9,709,187
Air Freight & Logistics–2.61%
United Parcel Service, Inc., Class B	108,236	17,484,443
Application Software–1.33%
Manhattan Associates, Inc.(c)	32,010	4,258,290
Synopsys, Inc.(c)	15,203	4,644,669
		8,902,959
Automobile Manufacturers–1.83%
General Motors Co.	188,260	6,041,263
Tesla, Inc.(c)	23,440	6,217,460
		12,258,723
Automotive Retail–2.07%
AutoZone, Inc.(c)	822	1,760,666
O’Reilly Automotive, Inc.(c)	17,236	12,122,941
		13,883,607
Biotechnology–0.82%
Seagen, Inc.(c)	40,271	5,510,281
Commodity Chemicals–0.77%
Valvoline, Inc.	204,381	5,179,015
Communications Equipment–1.41%
Motorola Solutions, Inc.	42,314	9,477,067
Construction Materials–1.43%
Vulcan Materials Co.	60,829	9,593,342
Consumer Finance–1.61%
American Express Co.	80,314	10,835,162
Data Processing & Outsourced Services–1.40%
Fiserv, Inc.(c)	100,175	9,373,375
Distillers & Vintners–1.28%
Constellation Brands, Inc., Class A	37,372	8,583,601
Diversified Banks–2.19%
JPMorgan Chase & Co.	140,429	14,674,830
Electric Utilities–2.85%
FirstEnergy Corp.	335,654	12,419,198
Southern Co. (The)	98,596	6,704,528
		19,123,726
Environmental & Facilities Services–1.22%
Republic Services, Inc.	12,260	1,667,851
Waste Connections, Inc.	48,332	6,531,103
		8,198,954
Shares		Value
Financial Exchanges & Data–0.61%
Intercontinental Exchange, Inc.	45,081	$4,073,068
Food Distributors–0.71%
Sysco Corp.	67,037	4,740,186
General Merchandise Stores–0.73%
Dollar General Corp.(b)	20,439	4,902,499
Health Care Facilities–2.24%
HCA Healthcare, Inc.	41,915	7,703,558
Tenet Healthcare Corp.(c)	141,477	7,297,383
		15,000,941
Health Care Services–1.98%
CVS Health Corp.	139,334	13,288,284
Health Care Supplies–0.16%
Cooper Cos., Inc. (The)	4,068	1,073,545
Homebuilding–0.27%
D.R. Horton, Inc.	27,126	1,826,936
Hotels, Resorts & Cruise Lines–1.30%
Airbnb, Inc., Class A(c)	82,913	8,709,181
Household Products–1.45%
Church & Dwight Co., Inc.	29,250	2,089,620
Procter & Gamble Co. (The)	60,480	7,635,600
		9,725,220
Industrial Conglomerates–0.89%
Honeywell International, Inc.	35,784	5,974,854
Industrial Machinery–1.23%
Otis Worldwide Corp.	128,847	8,220,439
Industrial REITs–2.63%
Prologis, Inc.	173,712	17,649,139
Integrated Oil & Gas–2.46%
Exxon Mobil Corp.	189,410	16,537,387
Integrated Telecommunication Services–1.22%
Verizon Communications, Inc.	215,347	8,176,726
Interactive Home Entertainment–1.21%
Electronic Arts, Inc.	70,128	8,114,511
Interactive Media & Services–4.49%
Alphabet, Inc., Class A(c)	201,735	19,295,953
Meta Platforms, Inc., Class A(c)	79,797	10,826,857
		30,122,810
Internet & Direct Marketing Retail–2.81%
Amazon.com, Inc.(c)	166,545	18,819,585
Internet Services & Infrastructure–0.24%
MongoDB, Inc.(c)	7,964	1,581,332
Investment Banking & Brokerage–0.82%
Charles Schwab Corp. (The)	76,616	5,506,392

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
IT Consulting & Other Services–0.63%
Amdocs Ltd.	53,411	$4,243,504
Managed Health Care–3.49%
UnitedHealth Group, Inc.	46,368	23,417,695
Movies & Entertainment–1.90%
Netflix, Inc.(c)	54,248	12,772,149
Oil & Gas Exploration & Production–1.02%
APA Corp.	200,211	6,845,214
Oil & Gas Storage & Transportation–1.76%
Cheniere Energy, Inc.	51,663	8,571,408
Magellan Midstream Partners L.P.	68,680	3,262,987
		11,834,395
Other Diversified Financial Services–1.99%
Equitable Holdings, Inc.	507,678	13,377,315
Personal Products–0.18%
Coty, Inc., Class A(c)	187,495	1,184,968
Pharmaceuticals–6.82%
AstraZeneca PLC, ADR (United Kingdom)	200,986	11,022,072
Bayer AG (Germany)	98,547	4,547,740
Bristol-Myers Squibb Co.(b)	113,611	8,076,606
Eli Lilly and Co.	68,386	22,112,613
		45,759,031
Property & Casualty Insurance–1.62%
Allstate Corp. (The)	87,117	10,848,680
Railroads–1.08%
Union Pacific Corp.	37,247	7,256,461
Regional Banks–1.23%
First Citizens BancShares, Inc., Class A	10,316	8,226,288
Semiconductor Equipment–1.08%
Applied Materials, Inc.	88,716	7,268,502
Semiconductors–2.65%
Advanced Micro Devices, Inc.(c)	140,085	8,875,786
QUALCOMM, Inc.	79,051	8,931,182
		17,806,968
Soft Drinks–2.73%
Coca-Cola Co. (The)	191,670	10,737,353
Shares		Value
Soft Drinks–(continued)
PepsiCo, Inc.	46,492	$7,590,284
		18,327,637
Systems Software–9.96%
Crowdstrike Holdings, Inc., Class A(b)(c)	13,851	2,282,783
Microsoft Corp.	203,461	47,386,067
ServiceNow, Inc.(c)	13,910	5,252,555
VMware, Inc., Class A	111,554	11,876,039
		66,797,444
Technology Hardware, Storage & Peripherals–6.03%
Apple, Inc.	292,825	40,468,415
Thrifts & Mortgage Finance–0.39%
Rocket Cos., Inc., Class A	414,358	2,618,743
Total Common Stocks & Other Equity Interests (Cost $592,375,604)		656,946,436
Money Market Funds–2.24%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	5,265,046	5,265,046
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	3,760,796	3,761,548
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	6,017,195	6,017,195
Total Money Market Funds (Cost $15,043,514)		15,043,789
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $607,419,118)		671,990,225
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.61%
Invesco Private Government Fund, 3.01%(d)(e)(f)	2,969,031	2,969,031
Invesco Private Prime Fund, 3.11%(d)(e)(f)	7,845,740	7,845,740
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,814,822)		10,814,771
TOTAL INVESTMENTS IN SECURITIES–101.78% (Cost $618,233,940)		682,804,996
OTHER ASSETS LESS LIABILITIES—(1.78)%		(11,924,147)
NET ASSETS–100.00%		$670,880,849
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$389,846	$36,917,257	$(32,042,057)	$-	$-	$5,265,046	$13,213
Invesco Liquid Assets Portfolio, Institutional Class	286,795	26,369,469	(22,895,280)	275	289	3,761,548	11,911
Invesco Treasury Portfolio, Institutional Class	445,538	42,191,150	(36,619,493)	-	-	6,017,195	17,690
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,212,863	101,239,730	(102,483,562)	-	-	2,969,031	42,143*
Invesco Private Prime Fund	9,830,013	215,206,326	(217,193,021)	(51)	2,473	7,845,740	109,745*
Total	$15,165,055	$421,923,932	$(411,233,413)	$224	$2,762	$25,858,560	$194,702

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$652,398,696	$4,547,740	$—	$656,946,436
Money Market Funds	15,043,789	10,814,771	—	25,858,560
Total Investments	$667,442,485	$15,362,511	$—	$682,804,996
Invesco V.I. Core Equity Fund